Income Taxes - Schedule of Composition of Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Components of Income Tax Expense [Abstract]
Current				¥ 216,120
Deferred				2,903,456
Total income tax expenses				¥ 3,119,576